DERIVATIVES AND HEDGING (Tables)	12 Months Ended
Mar. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Amounts of Derivative Financial Instruments Included in Comprehensive Income and Locations in Consolidated Statements of Income

The aggregate contractual amounts of derivative financial instruments at March 31, 2016 and 2017 are as follows:

	March 31,
	2016	2017
	(Yen in millions)
Derivatives designated as hedging instruments:
Foreign currency forward contracts	¥12,867	¥13,701

Derivatives not designated as hedging instruments:
Foreign currency forward contracts	240,125	315,523

Total derivatives	¥252,992	¥329,224

Fair Value and Location of Derivative Financial Instruments in Consolidated Balance Sheets

The fair value and location of derivative financial instruments in the consolidated balance sheets at March 31, 2016 and 2017 are as follows:

		March 31,
	Location	2016	2017
		(Yen in millions)
Derivative assets:
Derivatives designated as hedging instruments:
Foreign currency forward contracts	Other current assets	¥127	¥129

Derivatives not designated as hedging instruments:
Foreign currency forward contracts	Other current assets	5,478	2,341

Total derivative assets		¥5,605	¥2,470

Derivative liabilities:
Derivatives designated as hedging instruments:
Foreign currency forward contracts	Other current liabilities	¥98	¥77

Derivatives not designated as hedging instruments:
Foreign currency forward contracts	Other current liabilities	852	4,693

Total derivative liabilities		¥950	¥4,770

Changes in Fair Value of Derivative Financial Instruments Not Designated as Hedging Instruments

Changes in the fair value of derivative financial instruments not designated as hedging instruments for the year ended March 31, 2015, 2016 and 2017 are as follows:

		Years ended March 31,
Type of derivatives	Location	2015	2016	2017
		(Yen in millions)
Foreign currency forward contracts	Foreign currency transaction gains, net	¥3,099	¥3,528	¥(6,978)